SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net loss from continuing operations for the period	$ (3,281)	$ (1,213)	$ (5,525)	$ (1,441)
Basic earnings (loss) per share	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.02)
Diluted earnings (loss) per share	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.02)
Earning loss Per Share [Member]
Statement [Line Items]
Net loss from continuing operations for the period	$ (2,654)	$ (1,111)	$ (4,472)	$ (1,343)
Net income (loss) for the period	$ (2,654)	$ (1,276)	$ (4,472)	$ (1,508)
Basic weighted average number of shares outstanding	100,512,906	78,612,828	98,382,464	77,943,897
Diluted weighted average number of shares outstanding	100,512,906	78,612,828	98,382,464	77,943,897
Basic earnings (loss) per share	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.02)
Diluted earnings (loss) per share	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.02)